CONVERTIBLE NOTE	12 Months Ended
Dec. 31, 2015
CONVERTIBLE NOTE [Abstract]
CONVERTIBLE NOTE
11.	CONVERTIBLE NOTE

On October 21, 2013, pursuant to a convertible note purchase agreement, the Company issued a convertible note due June 30, 2014 in the aggregate principal amount of US$20,000 to Sequoia Capital 2010 CGF Holdco, Ltd., or “Sequoia”. The total principal amount of US$20,000 was received in October 2013. The convertible note bore interest at 10% per annum, uncompounded and computed on the basis of the actual number of days elapsed, or 13% per annum upon an event of default, uncompounded and computed on the basis of the actual number of days elapsed.

The convertible note was automatically converted into the number of Class B ordinary shares equivalent to the outstanding amount of the convertible note divided by the applicable conversion price immediately upon the completion of the Group's IPO. The applicable conversion price was equal to 80% of the per share issuance price of the Class A ordinary shares issued for the Group's IPO. In the event of automatic conversion triggered by the IPO, the convertible note shall be deemed interest free between the date of issuance and the date of conversion.

The redemption feature meets the definition of a derivative and is bifurcated from the convertible note and accounted for in accordance with ASC topic 815, “Derivatives and Hedging”. The change in fair value of the embedded derivative is recorded in earnings.

Upon completion of the IPO, the conversion of the convertible note into US$25,000 of 19,230,769 Class B ordinary shares was accounted for as an extinguishment in accordance with ASC topic 405, Liabilities. The sum of: (i) the interest expense arising from the host debt instrument of RMB3,933, (ii) change in fair value of the bifurcated redemption feature RMB26,809, and (iii) extinguishment gain or loss (Nil), equaled to RMB30,742, which represented the incremental value the holder receives upon the conversion.

In accordance with ASC 820, the Group measures the fair value of the derivative redemption feature using an income approach based on inputs that are unobservable (Level 3) in the market.

A reconciliation of the derivative redemption feature measured at fair value on a recurring basis using significant unobservable inputs (Level 3) is presented below:

Derivative redemption feature
RMB

Balance as of December 31, 2012	-
Fair value of the derivative redemption feature on issuance date	22,355
Change in fair value of the derivative redemption feature	26,809
Settlement of the derivate redemption feature upon IPO	(49,164)

Balance as of December 31, 2013	-

The change in fair value of the derivative redemption feature for the year ended December 31, 2013 was recorded as "Changes in fair value of the derivative component of the convertible note” in the consolidated statements of comprehensive income (loss).

No convertible notes were issued during the years ended December 31, 2014 and 2015.